INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS
Schedule of intangible assets

	2015	2016
	RMB	RMB
Computer software	30,553	30,521
Acquired technology	—	24,272
Trade names	35,600	35,600
Customer relationships	12,270	12,270
Acquired training licenses	6,623	3,101
Less: Accumulated amortization	(28,941)	(32,144)

Net book value	56,105	73,620